Note 25 - Derivative Financial Instruments	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Note 25 - Derivative Financial Instruments

25           Derivative financial instruments

Net fair values of derivative financial instruments

The net fair values of derivative financial instruments, in accordance with IFRS 13, are:

(all amounts in thousands of U.S. dollars)	Year ended December 31,
	2021	2020
Derivatives hedging borrowings and investments	2,472	10,119
Other Derivatives	8,843	1,330
Contracts with positive fair values	11,315	11,449

Derivatives hedging borrowings and investments	(147)	(2,250)
Other Derivatives	(11,181)	(967)
Contracts with negative fair values	(11,328)	(3,217)
Total	(13)	8,232

Foreign exchange derivative contracts and hedge accounting

Tenaris applies hedge accounting to certain cash flow hedges of highly probable forecast transactions. The net fair values of exchange rate derivatives and those derivatives that were designated for hedge accounting as of December 31, 2021 and 2020 were as follows:

(all amounts in thousands of U.S. dollars)			Fair Value		Hedge Accounting Reserve
Purchase currency	Sell currency	Term	2021	2020	2021	2020
MXN	USD	2022	1,444	9,838	(93)	156
USD	MXN	2022	(838)	(5)	-	-
EUR	USD	2022	(7,670)	543	(7,430)	-
USD	EUR	2023	9,092	(1,969)	8,258	5
JPY	USD	2022	(269)	94	557	(4,958)
USD	BRL	2022	(1,030)	412	-	85
USD	KWD	2021	-	(246)	-	(59)
USD	CAD	2022	(246)	-	-	-
USD	GBP	2022	(55)	(49)	-	-
USD	CNY	2022	(130)	(482)	-	-
BRL	USD	2022	(238)	-	-	-
Others		2022	(73)	96	(33)	-
Total			(13)	8,232	1,259	(4,771)

Following is a summary of the hedge reserve evolution:

(all amounts in thousands of U.S. dollars)

	Equity Reserve Dec-19	Movements 2020	Equity Reserve Dec-20	Movements 2021	Equity Reserve Dec-21
Foreign Exchange	2,591	(7,362)	(4,771)	6,030	1,259
Total Cash flow Hedge	2,591	(7,362)	(4,771)	6,030	1,259

Tenaris estimates that the cash flow hedge reserve corresponding to derivatives instruments at December 31, 2021 will be recycled to the Consolidated Income Statement during 2022 and 2023. For information on hedge accounting reserve, see Section III.D to these Consolidated Financial Statements.